Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risk [Abstract]
Schedule of cash, cash equivalents and financial assets denominated
Cash, cash equivalents and financial assets denominated in U.S. dollars of InflaRx GmbH	December 31, 2022	December 31, 2021
	(in €)
Current financial assets (securities and accrued interest)	7,376,866	4,014,861
Cash and cash equivalents	4,356,512	10,550,217
Total assets exposed to the risk	11,733,378	14,565,078
Conversion rate Euro to U.S. dollars at reporting date 1/1.0666

Schedule of sensitivity analysis
Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens against U.S. dollars	1.1733	(1,066,671)	10,666,707
Euro strengths against U.S. dollars	0.9599	1,303,709	13,037,087

Schedule of cash inflows to meet the outstanding financial commitments
Liquidity	December 31, 2022	December 31, 2021
	(in €)
Short-term deposits	3,422	12,584,892
Cash at banks	16,261,932	13,665,103
Marketable Securities (current and non-current)	67,175,879	83,709,248
Other (non-current portion)	237,296	272,581
Other (current)	278,815	387,449
Total funds available	83,957,344	110,619,273